Third Avenue Trust

622 Third Avenue, 31st Floor

New York, NY 10017

VIA EDGAR

---------------

March 5, 2013

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Third Avenue Trust (the “Trust”)

(REGISTRATION NOS. 333-20891 AND 811-8039)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2013 with an effective date of March 1, 2013.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (212) 906-1190.

Very truly yours,

/s/ W. James Hall III

W. James Hall III

General Counsel